Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2018
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

10. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of the Trading derivatives arranged by the Bank is as follows (see Note 31):

	12/31/2017		12/31/2018
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	58,895	61,027	71,269	71,578
Currency risk	105,424	109,813	82,619	80,986
Market price risk	942	442	1,065	1,163
	165,261	171,282	154,953	153,727

Note 44.a contains a breakdown of the remaining maturity periods of trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2017	12/31/2018

Securities loans:
Debt instruments	21,050	27,279
Equity instruments	82	960
	21,132	28,239
Short sales:
Debt instruments (*)	47,311	73,515
	68,443	101,754

(*)These figures include financial liabilities arising from the outright sale and from pledging of financial assets acquired under reverse repurchase agreements of 46,233 million pesos and 72,835 million pesos as of December 31, 2017 and December 31, 2018, respectively.

Note 44.a contains a breakdown of the remaining maturity periods of these liabilities.